Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Without Sales Load [Member] | C000129315
Average Annual Return [Line Items]
Average Annual Return, Percent		5.80%	2.32%	1.86%
Without Sales Load [Member] | C000198747
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%	2.09%	1.60%
Without Sales Load [Member] | C000119004
Average Annual Return [Line Items]
Average Annual Return, Percent		5.88%	2.37%	1.92%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.61%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.61%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.61%
BlackRock Short Obligations Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.70%
BlackRock Short Obligations Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.70%
BlackRock Short Obligations Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.70%